Average Annual Total Returns{- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -07 - Fidelity Founders Fund	Fidelity Advisor Founders Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Founders Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Founders Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Founders Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Founders Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Founders Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Founders Fund: Class Z Return Before Taxes Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	11.81%	24.98%	[1]	10.03%	24.28%	[1]	7.82%	19.76%	[1]	14.27%	25.73%	[1]	16.70%	26.61%	[1]	19.06%	27.94%	[1]	19.09%	28.08%	[1]	25.66%	22.61%	[1]

[1]	(a)From February 14, 2019